ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES AND PROVISION FOR LOSSES OF ADVANCES TO SUPPLIERS (Tables) (Allowance for doubtful receivables)	12 Months Ended
Dec. 31, 2014
Allowance for doubtful receivables
ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES AND PROVISION FOR LOSSES OF ADVANCES TO SUPPLIERS
Schedule of movement of the allowance for doubtful accounts

	At December 31,
	2012	2013	2014
	$	$	$
Balance, beginning of the year	45,438,767	106,825,173	97,057,810
Allowance made (reversed) during the year	61,387,013	257,932	(7,380,299)
Amount written-off against allowance	(607)	(10,025,295)	(19,772,221)
Balance, end of the year	106,825,173	97,057,810	69,905,290